Loans and Borrowings	12 Months Ended
Dec. 31, 2022
Loans and Borrowings [Abstract]
LOANS AND BORROWINGS

27 LOANS AND BORROWINGS

	2022	2021
	USD	USD

Convertible notes	-	13,805,436
Working capital loans	-	4,721,366
	-	18,526,802

Convertible note 1

During the year 2020, the Group signed a convertible note agreement with MEVP for funds amounting to USD 650,000 maturing on May 31, 2021 and is subject to an interest rate of 9% per annum, which has been extended at the discretion of MEVP. The convertible notes rank ahead of the ordinary shares in the event of a liquidation. MEVP provided an advance of USD 150,000 in 2019 which has been accounted for against the convertible note. On August 31, 2021 convertible note 3 has been extended to May 31, 2022 where Anghami has obtained a waiver on the accrual of interest for the extension period.

Upon the consummation of the business combination, the convertible notes of USD 650,000 and unpaid accrued interest of USD 292,231 were converted into 96,483 shares in Anghami Inc.

Convertible note 2

During the year 2020, the Group signed a convertible note agreement and an ancillary conversion undertaking agreement with Alkonost Investment Ltd. for funds amounting to USD 5,000,000 maturing May 2022, which is subject to a profit rate of 12% per annum and for which the Group has obtained a waiver for the interest which was accrued up to August 2021. The convertible notes rank ahead of the ordinary shares in the event of a liquidation. Anghami has obtained a waiver on the accrual of interest until August 31,2021.

The Convertible note 2 agreements included certain affirmative covenants, including the delivery of audited consolidated financial statements to the holders.

Upon the consummation of the business combination, the convertible notes of USD 5,000,000 and unpaid accrued interest of USD 1,795,953 were converted into 693,332 shares in Anghami Inc.

Convertible note 3

The Group has entered into a convertible loan on December 5, 2021, and an ancillary conversion undertaking agreement with Shuaa amounting to USD 6,000,000 with maturity date of February 11, 2023. The Group has the right to repay the loan interest free by February 11, 2022, however, a transaction cost of 390,000 was charged as part of the loan. After three months the interest rate of 12% will be accrued monthly. At maturity date, the lenders have the option to either demand the repayment of the principal and the accrued interest at maturity or convert the outstanding loan balance at a discount to the fair market value of the Group.

Upon the consummation of the business combination, the loan was deducted from the proceeds that resulted from the business combination as well as the transaction cost of USD 390,000.

The table below presents the changes in the convertible notes:

	2022	2021
	USD	USD

At January 1	13,805,436	12,735,835
Additions – convertible notes	-	6,000,000
Changes in fair value (note 9)	-	453,331
Interest and transaction costs (note 9)	322,748	1,836,468
Conversion of convertible notes during the year	(7,738,184)	(7,220,198)
Repayment of convertible notes during the year	(6,390,000)	-
At December 31	-	13,805,436

The table below presents the classification and maturity of the convertible notes:

	2022	2021
	USD	USD

Fair value through profit or loss	-	-
Amortized cost	-	13,805,436
	-	13,805,436

Current	-	13,805,436
Non-current	-	-
	-	13,805,436

Working capital loans

Working capital loan 1

The Group has entered into a working capital loan on July 1, 2021 and an ancillary conversion undertaking agreement with Shuaa amounting to USD 3,500,000. The working capital loan has a three-months grace period after which an annual interest of 12% will be accrued monthly. On February 11, 2023 (the maturity date), the lenders have the option to either demand the repayment of the principal and the accrued interest at maturity.

Upon the consummation of the business combination, the loan was deducted from the proceeds that resulted from the business combination as well as the transaction cost of USD 203,000.

Working capital loan 2

The Group has entered into a working capital loan on September 4, 2021 with MEVP amounting to USD 1,000,000. The working capital loan has three-month grace period after which an annual interest of 12% will be accrued monthly. Cash settlement of interest and principal will occur upon the completion of the business combination with VMAC.

On March 3, 2022 this working capital loan has been settled in cash where the entire principle of USD 1,000,000 has been paid along with an interest amount of USD 67,923 and a success fee of USD 39,200.

The table below presents the changes in the working capital loans:

	2022	2021
	USD	USD

At January 1	4,721,366	-
Additions – working capital loans	-	4,499,994
Interest (note 9)	88,757	221,372
Repayment of working capital loans	(4,810,123)	-
At December 31	-	4,721,366